SUPPLEMENT TO THE
FIDELITY INTERNATIONAL
EQUITY FUNDS
PROSPECTUS
  DATED JUNE 29, 1995
   The Board of Trustees of
Fidelity Canada Fund and
Fidelity Japan Fund has
authorized an increase in the
redemption fee from 1.00%
to 1.50% (payable to the
fund) on shares purchased
after February 1, 1996 and
held less than 90 days.
The following replaces each
fund's expense table in the
"Transaction Expenses"
section beginning on page 8.
FIDELITY CANADA FUND
Maximum sales charge on
purchases

(as a % of offering price)     3.00%A

Deferred sales charge on
redemptions     None

Redemption fee (on shares held
less than 90 days) for shares
purchased after

February 1, 1996     1.50%
Annual account maintenance fee

(for accounts under $2,500)     $12.
00
FIDELITY JAPAN FUND
Maximum sales charge on
purchases

(as a % of offering price)     3.00%A

Deferred sales charge on
redemptions     None

Redemption fee ( on shares held
less than 90 days) for shares
purchased after

February 1, 1996     1.50%
Annual account maintenance fee

(for accounts under $2,500)     $12.
00
The following information
supplements that found
under the section entitled
"Minimum Investments" on
page 33.
These minimums may vary
for investments through
Fidelity Portfolio Advisory
Services. With respect to
Fidelity Worldwide Fund,
these minimums may also
vary for a Fidelity Payroll
Deduction Program account
in the fund. Refer to the
appropriate program
materials for details.












SUPPLEMENT TO THE
FIDELITY INTERNATIONAL
EQUITY FUNDS
PROSPECTUS
  DATED JUNE 29, 1995
   The Board of Trustees of
Fidelity Canada Fund and
Fidelity Japan Fund has
authorized an increase in the
redemption fee from 1.00%
to 1.50% (payable to the
fund) on shares purchased
after February 1, 1996 and
held less than 90 days.
The following replaces each
fund's expense table in the
"Transaction Expenses"
section beginning on page 8.
FIDELITY CANADA FUND
Maximum sales charge on
purchases

(as a % of offering price)     3.00%A

Deferred sales charge on
redemptions     None

Redemption fee (on shares held
less than 90 days) for shares
purchased after

February 1, 1996     1.50%
Annual account maintenance fee

(for accounts under $2,500)     $12.
00
FIDELITY JAPAN FUND
Maximum sales charge on
purchases

(as a % of offering price)     3.00%A

Deferred sales charge on
redemptions     None

Redemption fee ( on shares held
less than 90 days) for shares
purchased after

February 1, 1996     1.50%
Annual account maintenance fee

(for accounts under $2,500)     $12.
00
The following information
supplements that found
under the section entitled
"Minimum Investments" on
page 33.
These minimums may vary
for investments through
Fidelity Portfolio Advisory
Services. With respect to
Fidelity Worldwide Fund,
these minimums may also
vary for a Fidelity Payroll
Deduction Program account
in the fund. Refer to the
appropriate program
materials for details.












INT-95-5  December 2, 1995
INT-95-5  December 2, 1995